Note 8 - Debt	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Debt Disclosure [Text Block]
8.	Debt:

The amounts in the accompanying consolidated balance sheets are analyzed as follows (facility names defined below):

Bank / Vessel(s)	December 31,
	2018	2019
Total long term debt:
ABN Facility (M/T Eco Fleet, M/T Eco Revolution and M/T Nord Valiant)	52,288	-
NORD/LB Facility (M/T Stenaweco Excellence)	18,071	-
Alpha Bank Facility (M/T Stenaweco Elegance), including Alpha Bank Top-Up Facility	20,550	20,075
AT Bank Facility (M/T Eco Palm Desert)	23,175	21,875
AT Bank Bridge Note (Top Ships)	-	10,500
OFI Facility (M/T Stenaweco Energy, M/T Stenaweco Evolution and M/T Stenaweco Excellence)	-	69,849
CMBFL Facility (M/T Eco Bel Air and M/T Eco Beverly Hills)	-	88,560
BoComm Leasing Facility (M/T Nord Valiant and M/T Eco California)	-	44,466
Cargill Facility (M/T Eco Marina Del Ray)	-	30,962
Total long term debt	114,084	286,287
Less: Deferred finance fees	(2,516)	(7,257)
Total long term debt net of deferred finance fees	111,568	279,030

Presented:
Current portion of long term debt	10,210	16,908
Long term debt	101,358	262,122

Long term debt from related parties:
Family Trading Facility	24,744	-
Less: Debt discounts	(9,073)	-
Long term debt from related parties net of debt discounts	15,671	-

Short Term Debt:
AT Bank second predelivery facility (M/T Eco California)	10,140	-
Alpha Bank predelivery facility (M/T Eco Marina Del Ray)	3,380	-
Less: Deferred finance fees	(104)	-
Short term debt net of deferred finance fees	13,416	-

Debt related to Vessels held for sale:
ABN Facility (M/T Eco Fleet and M/T Eco Revolution)	-	30,300
Less: Deferred finance fees	-	(323)
Debt related to Vessels held for sale net of deferred finance fees	-	29,977

Total Debt net of deferred finance fees and debt discounts	140,655	309,007

(A). LONG-TERM DEBT

ABN Amro Facility

On
July 9, 2015,
the Company entered into a credit facility with ABN Amro Bank N.V. of Holland (“ABN Amro”) for
$42,000
(“the ABN Amro facility”) for the financing of the vessels M/T Eco Fleet and M/T Eco Revolution (
$21,000
per financed vessel). This facility was amended on
September 28, 2015
and was increased to
$44,400
(
$22,200
per vessel), with all other terms remaining the same except for the margin which was increased by
0.15%.
The credit facility was repayable in
4
consecutive quarterly installments of
$500,
4
consecutive quarterly installments of
$512.5,
4
consecutive quarterly installments of
$525
and
12
consecutive quarterly installments of
$387.5
for each of the financed vessels, commencing on
October 13, 2015
for M/T Eco Fleet and on
April 15, 2016
for M/T Eco Revolution plus a balloon installment of
$11,400
for each of the financed vessels, payable together with the last installment in
July 2021
and in
January 2022,
respectively. On
August 1, 2016,
the Company amended the ABN Facility to increase the borrowing limit to
$64,400
and added another tranche to the loan, "Tranche C", which was secured by M/T Nord Valiant. Tranche C was repayable in
12
consecutive quarterly installments of
$550
each and
12
consecutive quarterly installments of
$363
each, commencing on
November 2016,
plus a balloon installment of
$9,050
payable together with the last installment in
August 2022.
Apart from the inclusion of M/T Nord Valiant as a collateralized vessel and the reduction of the margin to
3.75%
(applicable only to Tranche C),
no
other material changes were made to the ABN Facility.

The Company drew down
$21,000
under the ABN Amro facility on
July 13, 2015
to finance the last shipyard installment of M/T Eco Fleet and another
$1,200
on
September 30, 2015.
Furthermore, the Company drew down
$22,200
under the ABN facility on
January 15, 2016
to finance the last shipyard installment of M/T Eco Revolution. Finally, on
August 5, 2016
the Company drew down
$20,000
under the Tranche C of the ABN facility to partly finance the last shipyard installments of M/T Nord Valiant.

The facility contained various covenants, including (i) an asset cover ratio of
130%,
(ii) a ratio of total net debt to the aggregate market value of the Company’s fleet, current or future, of no
more than
75%
and (iii) minimum free liquidity of
$750
per collateralized vessel. Additionally, the facility contained restrictions on the shipowning company incurring further indebtedness or guarantees. It also restricted the shipowning company from paying dividends if such a payment would result in an event of default or in a breach of covenants under the loan agreement.

The facility was secured as follows:

•	First priority mortgage over M/T Eco Fleet, M/T Eco Revolution and M/T Nord Valiant;
•	Assignment of insurance and earnings of the mortgaged vessels;
•	Specific assignment of any time charters with duration of more than 12 months;
•	Corporate guarantee of Top Ships Inc.;
•	Pledge of the shares of the shipowning subsidiaries;
•	Pledge over the earnings account of the vessels.

On
April 21, 2017,
the Company was informed by ABN Amro that it was in breach of a loan covenant that required that any member of the family of Mr. Evangelos J. Pistiolis maintain an ownership interest (either directly and/or indirectly through companies beneficially owned by any member of the Pistiolis family and/or trusts or foundations of which any member of the Pistiolis family are beneficiaries) of
30%
of the Company's outstanding common shares. ABN Amro requested that either the family of Mr. Evangelos J. Pistiolis maintains an ownership interest of at least
30%
of the outstanding common shares or maintains a voting rights interest of above
50%
in the Company. In order to regain compliance with the loan covenant, the Company issued the Series D preferred shares (see Note
10
). On
July 28, 2017
ABN Amro by way of a supplemental agreement removed the loan covenant that required that any member of the family of Mr. Evangelos J. Pistiolis maintained an ownership interest of
30%
of the Company’s issued and outstanding common shares and replaced it with a covenant that states that no
other party other than a member of the family of Mr. Evangelos J. Pistiolis (either directly and/or indirectly through companies beneficially owned by any member of the Pistiolis family and/or trusts or foundations of which any member of the Pistiolis family are beneficiaries) acquired a voting interest of more than
50%
of the Company’s share capital, without ABN Amro’s prior written approval.

On
November 16, 2018
the Company amended the ABN Facility to increase the borrowing limit by
$5,000.
This additional amount was subsequently drawn-down and applied towards capital expenditures under the Company’s newbuilding program and was allocated to the mortgaged vessels as follows:
$750
to M/T Eco Fleet,
$750
to M/T Eco Revolution and
$3,500
to M/T Nord Valiant. Apart from the introduction of a new repayment schedule reflecting the increased facility principal, all other material terms remained the same. As per the new repayment schedule the quarterly installments were increased by
$25,
$25
and
$100
for M/T Eco Fleet, M/T Eco Revolution and M/T Nord Valiant respectively and their respective balloon installments were increased by
$475,
$425
and
$2,000,
respectively.

The ABN Amro facility bore interest at LIBOR plus a margin of
3.90%,
except for the Tranche C part of the facility that bore interest at LIBOR plus a margin of
3.75%.
The applicable LIBOR as of
December 31, 2019
was
1.99%.
Tranche C of the ABN Facility was fully prepaid on
January 17, 2019
using
$18,550
of proceeds from the BoComm Leasing Sale and Leaseback (see below). The remaining ABN Facility was prepaid on
January 14
and
January 21, 2020
in connection with the sale of the M/T Eco Fleet and M/T Eco Revolution using
$29,475
of the proceeds from the sale.

NORD/LB Facility

On
May 11, 2016,
the Company entered into a credit facility with Norddeutsche Landesbank Girozentrale (“NORD/LB Bank”) of Germany for
$23,185
(“the NORD/LB facility”) for the financing of the vessel M/T Stenaweco Excellence. The credit facility was repayable in
12
consecutive quarterly installments of
$511
and
16
consecutive quarterly installments of
$473,
commencing in
August 2016,
plus a balloon installment of
$9,480
payable together with the last installment in
May 2023.

The Company drew down
$23,185
under the NORD/LB facility on
May 13, 2016
to finance the last shipyard installment of the M/T Stenaweco Excellence.

The facility contained various covenants, including (i) an asset cover ratio of
125%
for the
first
three
years and
143%
thereafter, (ii) a ratio of total net debt to the aggregate market value of the Company’s fleet, current or future, of no
more than
75%
and (iii) minimum free liquidity of
$750
per collateralized vessel and
$500
per bareboated chartered-in vessel. Additionally, the facility contained restrictions on the shipowning company incurring further indebtedness or guarantees. It also restricted the shipowning company from paying dividends if such a payment would result in an event of default or in a breach of covenants under the loan agreement.

The facility was secured as follows:

•	First priority mortgage over M/T Stenaweco Excellence;
•	Assignment of insurance and earnings of the mortgaged vessel;
•	Specific assignment of any time charters with duration of more than 12 months;
•	Corporate guarantee of Top Ships Inc.;
•	Pledge of the shares of the shipowning subsidiary;
•	Pledge over the earnings account of the vessel.

On
May 16, 2017
NORD/LB by way of a supplemental agreement provided a waiver until
December 31, 2017
for the breach of the loan covenant that requires that any member of the family of Mr. Evangelos J. Pistiolis maintained an ownership interest (either directly and/or indirectly through companies beneficially owned by any member of the Pistiolis family and/or trusts or foundations of which any member of the Pistiolis family are beneficiaries) of
20%
of the Company’s issued and outstanding common shares. In addition NORD/LB agreed to reduce the abovementioned minimum percentage to
10%.
On
January 8, 2018
NORD/LB agreed to replace said covenant with a covenant that states that no
other party other than a member of the family of Mr. Evangelos J. Pistiolis (either directly and/or indirectly through companies beneficially owned by any member of the Pistiolis family and/or trusts or foundations of which any member of the Pistiolis family are beneficiaries) acquires a voting interest of more than
50%
of the Company’s share capital, without NORD/LB’s prior written approval.

The NORD/LB facility bore interest at LIBOR plus a margin of
3.43%.
On
July 15, 2019
the Company sold and leased back the M/T Stenaweco Excellence to Oriental Fleet International Company Limited (see below), a non-affiliated party, and fully prepaid the outstanding amount of the NORD/LB facility that amounted to
$17,047.

Alpha Bank Facility

On
July 20, 2016,
Eco Seven that was later acquired by the Company entered into a credit facility with Alpha Bank SA. of Greece (“Alpha Bank”) for
$23,350
(“the Alpha facility”) for the financing of the vessel M/T Stenaweco Elegance. The credit facility was repayable in
12
consecutive quarterly installments of
$400
and
20
consecutive quarterly installments of
$303,
commencing in
May 2017,
plus a balloon installment of
$12,500
payable together with the last installment in
February 2025.

The Company drew down
$23,350
under the Alpha facility on
February 24, 2017
to finance the last shipyard installment of the M/T Stenaweco Elegance.

On
August 1, 2017,
Alpha Bank by way of a supplemental agreement removed the loan covenant that required that any member of the family of Mr. Evangelos J. Pistiolis maintains an ownership interest of
40%
of the Company’s issued and outstanding common shares and replaced it with a covenant that states that no
other party other than a member of the family of Mr. Evangelos J. Pistiolis (either directly and/or indirectly through companies beneficially owned by any member of the Pistiolis family and/or trusts or foundations of which any member of the Pistiolis family are beneficiaries) acquires a voting interest of more than
50%
of the Company’s share capital, without Alpha Bank’s prior written approval.

The facility contained various covenants, including (i) an asset cover ratio of
125%,
(ii) a ratio of total net debt to the aggregate market value of the Company’s fleet, current or future, of no
more than
75%,
(iii) minimum free liquidity of
$750
per collateralized vessel, (iv) EBITDA was required to be greater than
120%
of fixed charges and (v) market value adjusted net worth was required to be greater than or equal to
$20,000.
It also restricted the shipowning company from incurring further indebtedness or guarantees and from paying dividends if such a payment would result in an event of default or in a breach of covenants under the loan agreement.

The facility was secured as follows:

•	First priority mortgage over M/T Stenaweco Elegance;
•	Assignment of insurance and earnings of the mortgaged vessel;
•	Specific assignment of any time charters with duration of more than 12 months;
•	Corporate guarantee of Top Ships Inc.;
•	Pledge of the shares of the shipowning subsidiary;
•	Pledge over the earnings account of the vessel.

The Alpha facility bore interest at LIBOR plus a margin of
3.50%.
The applicable LIBOR as of
December 31, 2019
was about
1.79%.
On
February 21, 2020
the Company sold the M/T Stenaweco Elegance to a non-affiliated party, and fully prepaid the outstanding principal of the Alpha Bank Facility that amounted to
$18,950.

Alpha Bank Top-Up Facility

On
April 23, 2019,
the Company entered into a credit facility with Alpha Bank for
$1,500.
This facility was subsequently drawn-down and applied towards capital expenditures under the Company’s newbuilding program. The credit facility was repayable in
8
consecutive quarterly installments of
$187.5
commencing in
July 2019.
This facility was secured by way of a
third
mortgage over M/T Stenaweco Elegance.

The facility principal will be added to the principal balance of the Alpha Bank Facility for all covenant related calculations.

The facility was secured as follows:

•	Intercreditor deed;
•	Third preferred ship mortgage over M/T Stenaweco Elegance;
•	Third priority general assignment of the earnings, insurances and any requisition compensation of M/T Stenaweco Elegance;
•	Third priority assignment of any time charterparty of M/T Stenaweco Elegance for a period of more than twelve (12) months;
•	Corporate guarantee of the Company;
•	Second priority pledge over the earnings account of the vessel;

The Alpha Bank Top-Up Facility bore interest at LIBOR plus a margin of
4.25%.
The applicable LIBOR as of
December 31, 2019
was about
1.77%.
On
February 21, 2020
the Company sold the M/T Stenaweco Elegance to a non-affiliated party, and fully prepaid the outstanding principal of the Alpha Bank Top-Up Facility that amounted to
$938.

AT Bank Senior Facility

On
September 5, 2017,
the Company entered into a credit facility with Amsterdam Trade Bank N.V. of Holland (“AT Bank”) for
$23,500
to fund the delivery of M/T Eco Palm Desert (the “AT Bank Senior Facility”), delivered in
September 7, 2018.
An amount of
$8,993
from the AT Bank Senior Facility was applied towards repayment of the AT Bank Predelivery Facility on
September 4, 2018.
This facility is repayable in
20
consecutive quarterly installments of
$325,
commencing
three
months from draw down, and a balloon payment of
$17,000
payable together with the last installment.

The facility contained various covenants, including (i) an asset cover ratio of
115%
for the
first
year,
120%
for the
second
year,
125%
for the
third
year and
140%
thereafter, (ii) a ratio of total net debt to the aggregate market value of the Company’s fleet, current or future, of no
more than
75%
and (iii) minimum free liquidity of
$750
per collateralized vessel and
$500
per bareboat chartered-in vessel. Additionally, the facility contained restrictions on the shipowning company incurring further indebtedness or guarantees and paying dividends.

The facility was secured as follows:

•	First priority mortgage over M/T Eco Palm Desert;
•	Assignment of insurance and earnings of the mortgaged vessel;
•	Specific assignment of any time charters with duration of more than 12 months;
•	Corporate guarantee of Top Ships Inc.;
•	Pledge of the shares of the shipowning subsidiary;
•	Pledge over the earnings account of the vessel.

The AT Bank Senior Facility bore interest at LIBOR plus a margin of
4%
and a commitment fee of
2%
per annum was payable quarterly in arrears over the committed and undrawn portion of the facility, starting from the date of signing the commitment letter. The Company on
June 1, 2018
signed a supplemental agreement with AT Bank that resulted in the decrease of the commitment fee from
2%
to
1.3%,
effective from
March 6, 2018.
The applicable LIBOR as of
December 31, 2019
was
1.90%.

On
March 19, 2020
the Company sold the M/T Eco Palm Desert to a non-affiliated party, and fully prepaid the outstanding principal of the AT Bank Facility that amounted to
$21,875.

AT Bank Bridge Note

On
January 28, 2019,
the Company entered into a credit facility with AT Bank for
$10,500
for general corporate purposes (the “AT Bank Bridge Facility”). This facility was drawn down in full and the proceeds were used to repay the AT Bank Second Predelivery Facility. The facility was repayable on
February 28, 2020.
The facility contained restrictions on the Company from providing guarantees other than for financing of new vessels and from paying any dividends or distributing any of its capital or redeeming any of its shares.

Furthermore the facility prohibited the Company to pay any principal, accrued fees, interest or commitment fees relating to the Family Trading Facility. Finally the facility also contained some restrictions in the use of proceeds of future issuances of capital and incurrence of unsecured debt.

The facility was secured as follows:

•	Corporate guarantee of the Company;
•	Second priority perfected mortgage on M/T Eco Palm Desert Vessel;
•	Second rank priority assignment of insurance and earnings of the mortgaged vessel;
•	Second rank priority assignment of any time charters with duration of more than 12 months;
•	Second priority pledge of the shares of the shipowning subsidiary of the mortgaged vessel;
•	Second priority pledge over the earnings account of the vessel.

The facility bore interest at LIBOR plus a margin of
6.00%
and a commitment fee of
2.25%
per annum was payable quarterly in arrears over the committed and undrawn portion of the facility, starting from the date of signing the commitment letter. On
March 22, 2019
the AT Bank Bridge Facility was converted into a note and on
October 14, 2019
its maturity was extended to
March 31, 2021
with all other terms remaining the same.

The applicable LIBOR as of
December 31, 2019
was
1.90%.
On
March 19, 2020
the Company sold the M/T Eco Palm Desert to a non-affiliated party, and fully prepaid the outstanding principal of AT Bank Bridge Note that amounted to
$10,500.

(B). SHORT-TERM DEBT

Unsecured Notes

On
November 13
and on
December 14, 2017
the Company entered into
two
unsecured notes with Crede Capital Group LLC, an unaffiliated third
party (the “Crede Notes”) as follows:

Agreement date	Amount drawn	Interest	Amount settled	Amounts forgiven
November 13, 2017	17,500	11	(17,500)	-
December 14, 2017	24,269	75	(24,089)	(180)
	41,769	86	(41,589)	(180)

The
first
Crede Note amounted to
$12,500
and carried a single revolving option for additional
$5,000
that the Company exercised on
November 20, 2017,
bringing the total drawn amount to
$17,500.
The
second
Crede Note amounted to
$12,500
and carried revolving options for
two
additional
$5,000
notes. On
January 5, 2018,
the Company amended the Note Purchase Agreement, pursuant to which the Company issued to Crede a second
unsecured promissory note in the amount of
$5,369
with a revolving option for an additional
$4,631
note. The Company further amended the Note Purchase Agreement on
February 8, 2018,
pursuant to which the borrowing availability was increased under the agreement and a third
unsecured promissory note was issued to Crede in the amount of
$6,400.

The proceeds from the sales of the Crede Notes were used for vessel acquisitions and general corporate purposes. The Crede Notes matured
24
months from the date of their issuance and bore interest at a rate of
2.0%
per annum for the period of
ninety
days starting on the issuance date, (ii)
10.0%
per annum for the period of
ninety
days starting on the date that is
ninety
days immediately following the issuance date and (iii)
15.0%
per annum starting on the date that is
one hundred eighty
days immediately following the issuance date. The Crede Notes carried customary covenants and restrictions, including the covenant that all net proceeds that the Company receives from the sale of any equity securities of the Company shall be utilized exclusively to repay any outstanding amounts under the Crede Notes until the Crede Notes were repaid in full. The Crede Notes also restricted the Company from redeeming, repurchasing or declaring any cash dividend or distribution on any of its capital stock (other than any obligations to do so outstanding as of the issuance dates of the Notes), as long as there were outstanding amounts under the Notes.

As of
December 31, 2018,
all of the Crede Notes have been repaid in full, by using proceeds from the First and Second Crede Purchase Agreement (see Note
10
).

AT Bank Predelivery Facility

On
September 5, 2017,
the Company entered into a credit facility with AT Bank for
$8,993
for the pre-delivery financing of M/T Eco Palm Desert (the “AT Bank Predelivery Facility”). This facility was drawn down in five
tranches and financed in full the last
five
pre-delivery instalments of M/T Eco Palm Desert due for payment between
August 2017
and
May 2018.
The facility was repaid from the proceeds of the AT Bank Senior Facility on
September 4, 2018.

The facility contained various covenants, including a ratio of total net debt to the aggregate market value of the Company’s fleet, current or future, of no
more than
75%
and minimum free liquidity of
$750
per collateralized vessel and
$500
per bareboated chartered-in vessel. Additionally, the facility contained restrictions on the subsidiary that owned the newbuilding contract from incurring further indebtedness or guarantees and from paying any dividends.

The facility was secured as follows:

•	Assignment to the bank of the newbuilding contract and of the respective refund guarantee of M/T Eco Palm Desert;
•	Corporate guarantee of Top Ships Inc.;
•	Pledge of the shares of the subsidiary owning the newbuilding contract;

The AT Bank Predelivery Facility bore interest at LIBOR plus a margin of
8.5%
and a commitment fee of
4.25%
per annum was payable quarterly in arrears over the committed and undrawn portion of the facility, starting from the date of signing the commitment letter. The Company on
June 1, 2018
signed a supplemental agreement with AT Bank that resulted in the decrease of the loan margin to
6.3%
from
8.5%
and in the decrease of the commitment fee from
4.25%
to
0%,
effective from
March 6, 2018.

AT Bank Second Predelivery Facility

On
June 1, 2018,
the Company entered into a credit facility with AT Bank for
$10,140
for the pre-delivery financing of M/T Eco California (the "AT Bank Second Predelivery Facility"). This facility was drawn down in five
tranches and financed in full the last
five
pre-delivery instalments of M/T Eco California due for payment between
June
and
December 2018.
The facility was repaid on
January 28, 2019,
upon delivery of the vessel, from the proceeds of the AT Bank Bridge Facility.

The facility contained various covenants, including a ratio of total net debt to the aggregate market value of the Company's fleet, current or future, of no
more than
75%
and minimum free liquidity of
$750
per collateralized vessel and
$500
per bareboated chartered-in vessel. Additionally, the facility contained restrictions on the subsidiary that owns the newbuilding contract from incurring further indebtedness or guarantees and from paying any dividends.

The facility was secured as follows:

•	Assignment to the bank of the newbuilding contract and of the respective refund guarantee of M/T Eco California;
•	Corporate guarantee of Top Ships Inc.;
•	Pledge of the shares of the subsidiary owning the newbuilding contract;

The AT Bank Second Predelivery Facility bore interest at LIBOR plus a margin of
6.3%,
reduced to
6%
from
September 2018
onwards. The facility bore
no
commitment fee. The Company drew down the full amount of the facility to finance in full the last five
pre-delivery instalments of M/T Eco California due for payment between
June
and
December 2018.

Alpha Bank Predelivery Facility

On
July 11, 2018,
the Company entered into a credit facility with Alpha Bank for
$10,140
for the pre-delivery financing of M/T Eco Marina Del Ray. This facility could be drawn down in five
tranches to finance in full the last
five
pre-delivery instalments of M/T Eco Marina Del Ray due between
July 2018
and
February 2019.
The facility was repayable on delivery of the vessel in
March 2019.

The facility contained restrictions on the subsidiary that owns the newbuilding contract from incurring further indebtedness or guarantees and from paying any dividends if the latter would result in an event of default.

The facility was secured as follows:

•	Assignment to the bank of the newbuilding contract and of the respective refund guarantee of M/T Eco Marina Del Ray;
•	Corporate guarantee of Top Ships Inc.;
•	Pledge of the shares of the subsidiary owning the newbuilding contract;

The facility bore interest at LIBOR plus a margin of
4.25%
and a commitment fee of
1%
per annum was payable quarterly in arrears over the committed and undrawn portion of the facility, starting from the date of signing the commitment letter. The Company drew down
$1,690,
$1,690,
$3,380
and
$3,380
under the facility in
July 2018,
October 2018,
January 2019
and
February 2019
respectively, to finance
four
shipyard installments of M/T Eco Marina Del Ray. The Alpha Bank Predelivery Facility was fully repaid on
March 13, 2019
with part of the proceeds from the Cargill Sale and Leaseback (see below).

(C). SHORT AND LONG TERM DEBT FROM RELATED PARTIES

Amended Family Trading Credit Facility

On
December 23, 2015,
the Company entered into an unsecured revolving credit facility with Family Trading ("the Family Trading facility"), a related party owned by the Lax Trust, for up to
$15,000
to be used to fund the Company's newbuilding program and working capital relating to the Company's operating vessels. This facility was repayable in cash no
later than
December 31, 2016,
but the Company had the option to extend the facility's repayment up to
December 31, 2017.
On
December 28, 2016
the maturity of the Family Trading facility was extended to
January 31, 2017
and on
January 27, 2017
the maturity of the Family Trading loan was extended to
February 28, 2017
with all terms remaining the same.

On
February 21, 2017,
the Company amended and restated the Family Trading Credit Facility (the "Amended Family Trading Credit Facility") in order to, among other things, remove any limitation in the use of funds drawn down under the facility, reduce the mandatory cash payment due under the facility when the Company raised capital through the issuance of certain securities, remove the revolving feature of the facility, extend the facility for up to three
years and give Family Trading the option to get repaid for any amounts outstanding under the facility in cash or in common shares of the company. Additionally, the interest rate of the facility increased to
10%
(from
9%
) and the commitment fee decreased to
2.5%
(from
5%
). Subject to certain adjustments pursuant to the terms of the Amended Family Trading Credit Facility, the number of common shares to be issued as repayment of the amounts outstanding under the facility would be calculated by dividing the amount redeemed by
80%
of the lowest daily Volume-Weighted Average Price (“VWAP”) of the Company’s common shares on the Nasdaq Capital Market during the twenty
consecutive trading days ending on the trading day prior to the payment date (the "Applicable Price"), provided, however, that at no
time could the Applicable Price be lower than
$0.60
per common share (the "Floor Price").

Further, in the case where the Company raised capital (whether publicly or privately) and the Applicable Price was higher than the lowest of (henceforth the "Issuance Price"):

a.	the price per share issued upon an equity offering of the Company;
b.	the exercise price of warrants or options for common shares;
c.	the conversion price of any convertible security into common shares; or
d.	the implied exchange price of the common shares pursuant to an asset to equity or liability to equity swap,

then the Applicable Price would be reduced to the Issuance Price. Finally, in case the Applicable Price was higher than the exercise price of the Company’s
2014
Warrants, the Applicable Price would be reduced to the exercise price of such outstanding warrants.

The Company during the year ended
December 31, 2017
issued
0.2
common shares as payment for
$1,198
of accrued fees and interest under the Amended Family Trading Credit Facility that resulted in additional non-cash debt conversion expenses amounting to
$842,
included in Interest and finance costs in the accompanying Statement of comprehensive loss.

On
September 27, 2018,
the Company further amended the Amended Family Trading Credit Facility (the "Amended and Restated Family Trading Credit Facility") in order to, among other things, set the repayment date of the facility to
December 31, 2019,
increase the maximum borrowing capacity of the facility to
$20,000,
increase the interest rate to
12%,
reduce the commitment fee to
2%
and increase the arrangement fee to
5%.
On
October 30, 2018,
the Company entered into an addendum to the Amended and Restated Family Trading Credit Facility in order to, among other things, increase the maximum borrowing capacity of the facility to
$25,000.
On
December 31, 2018
the Company entered into another addendum to the facility in order to, among other things, set the repayment date of the facility to
December 31, 2025,
increase the maximum borrowing capacity of the facility to
$30,000,
increase the interest rate to
15%
and apply the then applicable arrangement fee rate to the whole principal of the loan.

The Company during year ended
December 31, 2018
has drawn
$26,152
and repaid
$1,408
under the facility. As of
December 31, 2018
the facility had an undrawn balance of
$4,149.

At each drawdown under the facility, the Company recognized a beneficial conversion feature ("BCF") by allocating the intrinsic value of the conversion option, which is the number of shares of common stock available upon conversion multiplied by the difference between the effective conversion price per share and the fair value of the Company's common stock per share on the commitment date, to additional paid-in capital. Hence in total the Company recognized
$15,028
of debt discount,
$2,504
of which was amortized in the year ended
December 31, 2018
and is included in “Interest and finance costs” in the accompanying Statement of comprehensive loss. Each successive amendment of the facility resulted in an increase in the borrowing capacity of the facility and therefore affected the fair value of the debt conversion feature, substantially. This resulted in the Company recognizing a debt extinguishment on each amendment date in line with ASC
470
-
50
-
40
-
10.
Under the current accounting standard ASC
470
-
50
-
40
-
2,
the extinguishment of related party debt is considered a capital transaction and accordingly, no
gain or loss on extinguishment is recognized in the statement of comprehensive loss but it is recognized as a deemed dividend in equity amounting to
$2,258.

On
March 29, 2019
the Company entered into a stock purchase agreement with Family Trading whereupon the outstanding principal of the Further Amended Family Trading Credit Facility amounting to
$24,744
and all accrued interest and fees under the facility amounting to
$2,385
were exchanged for
27,129
Series E Shares (defined below) and the facility was terminated (see Note
17
). The Company accounted for the termination of the facility as a debt extinguishment and in performing the extinguishment calculation, the Company followed the provisions of ASC
470
-
20
-
40
-
3
which states that if a convertible debt instrument containing an embedded beneficial conversion feature is extinguished before conversion, a portion of the reacquisition price should be allocated to the repurchase of the beneficial conversion feature, that in this case was
$8,518.
Under the current accounting standard ASC
470
-
50
-
40
-
2,
the extinguishment of related party debt is considered a capital transaction and accordingly, no
gain or loss on extinguishment is recognized in the statement of comprehensive loss but it is recognized as a deemed dividend in equity amounting to
$9,570.

Related party interest expense for the year ended
December 31, 2017,
2018
and
2019
incurred in connection with this credit facility, amounted to
$111,
$857
and
$928
respectively and is included in “Interest and finance costs” in the accompanying consolidated statements of comprehensive loss. Related party commitment fees for the year ended
December 31, 2017,
2018
and
2019
incurred in connection with this credit facility, amounted to
$366,
$179
and
$20
respectively and are included in “Interest and finance costs” in the accompanying consolidated statements of comprehensive loss.

(D) FINANCINGS COMMITTED UNDER SALE AND LEASEBACK AGREEMENTS

All the below sale and leaseback agreements (“SLB”s) contain, customary covenants and event of default clauses, including cross-default provisions and restrictive covenants and performance requirements including (i) a ratio of total net debt to the aggregate market value of the Company’s fleet, current or future, of no
more than
75%
and (ii) minimum free liquidity of
$750
per collateralized vessel,
$500
per bareboated chartered-in vessel and
$1,000
per Suezmax vessel at the guarantors level.

Additionally, all the SLBs contain restrictions on the relative shipowning company incurring further indebtedness or guarantees and paying dividends, if such dividend payment would result in an event of default or termination event under the SLB agreements.

All the below SLBs are secured mainly by the following:

•	Ownership of the vessel financed;
•	Assignment of insurance and earnings of the vessel financed;
•	Specific assignment of any time charters of the vessel financed with duration of more than 12 months;
•	Corporate guarantee of Top Ships Inc.;
•	Pledge of the shares of the relative shipowning subsidiary;
•	Pledge over the earnings account of the vessel financed.

Cargill Sale and Leaseback

On
June 29, 2018
the Company entered into a sale and leaseback agreement (“SLB”) and a
5
year time charter with Cargill, a non-affiliated party, for its newbuilding vessel M/T Eco Marina Del Ray (Hull
No
8242
) delivered in
March 2019.
Consummation of the SLB took place on the vessel’s delivery date. Following the sale, the Company has bareboat chartered back the vessel at a bareboat hire of
$8,600
per day and simultaneously the vessel commenced its
five
year time charter with Cargill. As part of this transaction, the Company has the obligation to buy back the vessel at the end of the five
year period for
$22,680.
The gross proceeds from the sale were
$32,387.

The SLB with Cargill is accounted as a financing transaction, as control remains with the Company and the M/T Eco Marina Del Ray will continue to be recorded as an asset on the Company’s balance sheet. In addition the Company has an obligation to repurchase the vessel.

Bank of Communications Financial Leasing Company (“BoComm Leasing”) Sale and Leaseback

On
December 21, 2018
the Company entered into a SLB with BoComm Leasing, a non-affiliated party, for M/T Nord Valiant and M/T Eco California. Consummation of the SLB took place on
January 17, 2019
for M/T Nord Valiant and on
January 31, 2019
M/T Eco California. Following the sale, the Company has bareboat chartered back M/T Nord Valiant for five
years and M/T Eco California for
seven
years at a bareboat hire of
$5,875
per day and
$6,550
per day respectively. As part of this transaction, the Company has continuous options, after the third
year, to buy back the vessels at purchase prices stipulated in the bareboat agreement depending on when the option is exercised. The gross proceeds from the SLBs were
$21,655
for M/T Nord Valiant and
$24,140
for M/T Eco California.

The SLB with BoComm Leasing contains a covenant requiring that there is no
change of control of the Company, save with the prior written consent of BoComm Leasing.

The SLB with BoComm Leasing is accounted as a financing transaction, as control remains with the Company and M/T Nord Valiant and M/T Eco California will continue to be recorded as an asset on the Company’s balance sheet. In addition the Company has continuous options to repurchase the vessels below fair value.

China Merchants Bank Financial Leasing Co. Ltd. ("CMBFL") Sale and Leaseback

On
December 3, 2018
the Company entered into an SLB with CMBFL, a non-affiliated party, for M/T Eco Bel Air and M/T Eco Beverly Hills. Consummation of the SLB took place on
April 4
and
May 9 2019
respectively. Following the sale, the Company has bareboat charter back the vessels for a period of seven
years at a bareboat hire of
$1,475
per quarter per vessel. As part of this transaction, the Company has continuous options, after the third
year, to buy back the vessels at purchase prices stipulated in the bareboat agreement depending on when the option is exercised. The gross proceeds from the sale were
$91,412
for both vessels.

The SLB with CMBLF contains a representation that should be always in effect throughout the sale and leaseback period requiring the corporate guarantor (Top Ships Inc) to remain listed in the NASDAQ exchange and requiring that there is no
change in the controlling shareholder of the guarantor. Violation of this ongoing representation would result in a covenant breach.

The SLB with CMBLF is accounted as a financing transaction, as control remains with the Company and M/T Eco Bel Air and M/T Eco Beverly Hills will continue to be recorded as an asset on the Company’s balance sheet. In addition the Company has continuous options to repurchase the vessels below fair value.

Oriental Fleet International Company Limited ("OFI") Sale and Leaseback

On
July 8, 2019
the Company entered into sale and leaseback agreements with OFI, a non-affiliated party, for M/T Stenaweco Excellence and M/T Stenaweco Energy, M/T Stenaweco Evolution respectively. The sales of the three
vessels were concluded on
July 15,
November 18
and
November 20, 2019
respectively. Following the sale, the Company has bareboat chartered back the vessels for a period of ten
years at bareboat hire rates comprising of financing principal based on straight-line amortization plus interest based on the three
months Libor plus
3.90%.

The amortizations of the OFI facility are as follows:

•	for M/T Stenaweco Excellence: 120 consecutive monthly installments of $160, commencing from draw down, and a balloon payment of $6,400 payable together with the last installment,
•	for M/T Stenaweco Energy: 120 consecutive monthly installments of $131, commencing from draw down, and a balloon payment of $5,700 payable together with the last installment,
•	for M/T Stenaweco Evolution: 120 consecutive monthly installments of $153, commencing from draw down, and a balloon payment of $6,100 payable together with the last installment,

As part of this transaction, the Company has continuous options, after the third
year, to buy back the vessels at purchase prices stipulated in the bareboat agreements depending on when the option is exercised and at the end of the ten
year period it has an obligation to buy back the vessels at a cost represented by the balloon payment. The gross proceeds from the sale of the M/T Stenaweco Excellence were
$25,600,
for M/T Stenaweco Energy
$21,375
and for M/T Stenaweco Evolution
$24,400.

The SLB with OFI contains a covenant requiring the Company throughout the sale and leaseback period to remain listed in the NASDAQ exchange and requiring that there is no
change of control of the Company, save with the prior written consent of OFI.

The sale and leaseback agreements with OFI was accounted as financing transactions, as control will remain with the Company and the vessels will continue to be recorded as assets on the Company’s balance sheet. In addition the Company has the obligation to repurchase the vessels.

Avic International Leasing Co., Ltd ("AVIC") Sale and Leaseback

On
September 30, 2019
the owning companies of the M/T Eco Los Angeles and M/T Eco City of Angels entered into an SLB with AVIC, a non-affiliated party, for their newbuilding vessels M/T Eco Los Angeles and M/T Eco City of Angels. Consummation of the SLB and drawdown of funds took place on the vessels delivery dates from the shipyard, namely on
February 10
and
February 17 2020
respectively. Following the sale, the Company has bareboat chartered back the vessels for a period of ten
years at a bareboat hire of
$9,435
for the
first
5
years and
$9,090
for the next
5
years per day per vessel, with a balloon installment of
$11,288
for each vessel on the final charter hire date. As part of this transaction, the Company has continuous options, after the second
year, to buy back the vessels at purchase prices stipulated in the bareboat agreement depending on when the option is exercised and at the end of the ten
year period it has an obligation to buy back the vessels at a cost represented by the balloon payment. The gross proceeds from the sale amounted to
$60,200
for both vessels.

The SLB with AVIC contains a covenant requiring that there is no
change of control of the Company, save with the prior written consent of AVIC.

The SLB with AVIC will be accounted as a financing transaction, as control will remain with the Company and the vessels will continue to be recorded as an asset on the Company’s balance sheet. In addition the Company has the obligation to repurchase the vessels.

As of
December 31, 2019
the outstanding amount under the Avic facility was
$0.

Scheduled Principal Repayments:
The Company’s annual principal payments required to be made after
December 31, 2019
on its loan obligations, are as follows (including the financings under sale and leaseback agreements but excluding the facilities related to the vessels held for sale and the AVIC facility that was not
drawn down as of
December 31, 2019):

Years
December 31, 2020	18,112
December 31, 2021	28,735
December 31, 2022	17,390
December 31, 2023	33,523
December 31, 2024	53,608
December 31, 2025 and thereafter	134,919
Total	286,287

As of
December 31, 2019,
the Company was in compliance with all debt covenants with respect to its loans and credit facilities. The fair value of debt outstanding on
December 31, 2019,
after excluding unamortized financing fees, amounted to $
319,091
when valuing the Cargill, BoComm and CMBFL Sale and Leasebacks on the basis of the Commercial Interest Reference Rates (“CIRR”s) as applicable on
December 31, 2019,
which is considered to be a Level
2
item in accordance with the fair value hierarchy.

Financing Costs:
The net additions in deferred financing costs amounted to
$3,609
and
$6,773
during the years ended
December 31, 2018
and
2019
respectively.